JPMorgan Investor Balanced Fund Average Annual Total Returns - R2 R3 R4 R5 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG US INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.68%	2.06%
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	6.66%	7.79%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.39%	5.08%	6.90%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	3.51%	5.25%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.99%	3.49%	4.99%